Share-Based Compensation - Summary of Options Granted Under The Plan (Parenthetical) (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Restricted Stock Units
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of stock withheld for tax purposes	458	417	603
Stock Option
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of stock withheld for tax purposes	3	186	38